                            '33 Act File No. 2-73024
                            '40 Act File No. 811-3213

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 3, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Post-Effective Amendment No. 90                                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 91                                                             [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                                             Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                         MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000                  STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428             2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)      PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on April 6, 2006 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on [date] pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X]  This  post-effective  amendment  designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This  Post-Effective   Amendment  No.  90,  Amendment  No.  91  to  Registrant's
Registration  Statement on Form N-1A (the "Amendment") is being filed under Rule
485(b)(1)(iii)  and  incorporates by reference (i) the Prospectuses for American
Funds GVIT Growth Fund,  American Funds GVIT Global Growth Fund,  American Funds
GVIT  Asset  Allocation  Fund,  and  American  Funds  GVIT Bond  Fund;  (ii) the
Statement of Additional  Information for the aforementioned funds; and (iii) the
Part C.  This  Amendment  is  being  filed  for the  purposes  of  delaying  the effectiveness of  Post-Effective  Amendment No. 87, Amendment No. 88 until April
6, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  the  Registrant  certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly
caused  this  Post-Effective   Amendment  No.  90,  Amendment  No.  91  to  this
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 3rd day of March, 2006.

                                      GARTMORE VARIABLE INSURANCE TRUST

                                      By: /s/ Allan J. Oster
                                          ------------------------------------
                                          Allan J. Oster, Attorney-In-Fact for
                                          Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT NO. 90, AMENDMENT NO. 91 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED
BELOW BY THE  FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE 3RD DAY OF
MARCH, 2006.

Signature & Title
-----------------

Principal Executive Officer

PAUL J. HONDROS*
-------------------------------------------
Paul J. Hondros, Trustee, Chief Executive
Officer and President

Principal Accounting and Financial Officer

GERALD J. HOLLAND*
-------------------------------------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
-------------------------------------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
-------------------------------------------
C. Brent Devore, Trustee

PHYLLIS KAY DRYDEN*
--------------------------------------------
Phyllis Kay Dryden, Trustee

BARBARA HENNIGAR*
-------------------------------------------
Barbara Hennigar, Trustee

BARBARA I. JACOBS*
--------------------------------------------
Barbara I. Jacobs, Trustee

DOUGLAS F. KRIDLER*
-------------------------------------------
Douglas F. Kridler, Trustee

MICHAEL D. MCCARTHY*
--------------------------------------------
Michael D. McCarthy, Trustee

ARDEN L. SHISLER*
-------------------------------------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY:
     /s/ Allan J. Oster
     --------------------------------------
     Allan J. Oster, Attorney-In Fact